Changes in Carrying Amount of Goodwill by Segment (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Goodwill [Line Items]
Impairments	¥ 13,264	[1]	¥ 1,445	[1]
All Other
Goodwill [Line Items]
Impairments	¥ 13,264	[1]	¥ 1,445	[1]

[1]	During the fiscal years ended March 31, 2013 and 2014, Sony recorded impairment losses of 1,445 million yen and 13,264 million yen, respectively, in reporting units included in All Other. The impairment charges reflected the overall decline in the fair values of the reporting units. The fair values of the reporting units were estimated using the present value of expected future cash flows. The most significant impairment related to the disc manufacturing business in the fiscal year ended March 31, 2014. Refer to Note 19.